UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-6377

DREYFUS MUNICIPAL FUNDS, INC.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	8/31
Date of reporting period:	11/30/05

FORM N-Q

Item 1. Schedule of Investments.

Dreyfus BASIC Municipal Money Market Fund
Statement of Investments
November 30, 2005 (Unaudited)

	Principal
Tax Exempt Investments--100.0%	Amount ($)		Value ($)

Arkansas--.8%

Arkansas Development Finance Authority, IDR
(Defiance Metal Products of Arkansas Project)
3.21% (LOC; Standard Federal Bank)	3,150,000	a	3,150,000

California--3.9%

California, RAN 4.50%, 6/30/2006	4,000,000		4,034,015
California Department of Water Resources,
Power Supply Revenue, CP
3.21%, 1/12/2006 (LOC: JPMorgan Chase Bank
and Societe Generale)	5,000,000		5,000,000
California Statewide Communities Development Authority,
MFHR (Vista Montana Apartments)
3.14% (Liquidity Facility; Merrill Lynch)	2,500,000	a	2,500,000
Golden State Tobacco Securitization Corporation,
Tobacco Settlement Revenue 3.06%
(Liquidity Facility; Merrill Lynch)	2,875,000	a	2,875,000

Colorado--3.0%

Colorado Health Facilities Authority, Revenue
(Sisters Charity Health System) 2.98%	585,000	a	585,000
Colorado Housing and Finance Authority,
Economic Development Revenue
(Closet Factory Project) 3.19% (LOC;
Bank of New York)	2,300,000	a	2,300,000
Denver City and County, MFHR
3.17% (Liquidity Facility; Merrill Lynch and
LOC; Merrill Lynch)	5,915,000	a	5,915,000
Section 14 Metropolitan District Jefferson County,
GO Notes, Refunding
2.21% (LOC; U. S. Bank NA)	2,500,000	a	2,500,000

District of Columbia--1.5%

District of Columbia, Revenue:
(Idea Public Charter School)
3.16% (LOC; Allfirst Bank)	2,400,000	a	2,400,000
(Merlots Program) 3.02% (Insured; MBIA and
Liquidity Facility; Wachovia Bank)	3,130,000	a	3,130,000

Florida--2.3%

Collier County Health Facilities Authority,
Revenue (Cleveland Clinic Health
System Obligated Group)
2.98% (LOC; JPMorgan Chase Bank)	3,800,000	a	3,800,000
Sunshine State Governmental Financing Commission,
CP 3.11%, 1/17/2006 (Liquidity Facility;
DEPFA Bank)	4,790,000		4,790,000

Georgia--7.7%

Atlanta, Airport Revenue (Merlots Program)
3.07% (Insured; FGIC and Liquidity Facility;
Wachovia Bank)	5,070,000	a	5,070,000

Gainesville Housing Authority, MFHR
(Lenox Park Apartments Project)
3.17% (Liquidity Facility; Merrill Lynch)	3,350,000	a	3,350,000
Savannah Economic Development Authority,
Industrial Revenue (Home Depot Project) 3.10%	20,000,000	a	20,000,000

Idaho--1.8%

Idaho Housing and Finance Association, SFMR
2.50%, 2/1/2006 (Liquidity Facility; Lloyds TSB Bank)	3,000,000		3,000,000
Oneida County Economic Development Corp., IDR
(Hess Pumice Products, Inc. Project)
3.18% (LOC; Key Bank)	3,500,000	a	3,500,000

Illinois--5.8%

Chicago O'Hare International Airport,
Transportation Revenue, CP 2.87%, 1/18/2006
(LOC; Dexia Credit Locale, Fortis Bank,
Societe Generale and State Street Bank and Trust Co.)	6,529,000		6,529,000
Illinois Development Finance Authority:
IDR
(Trim-Rite Food Corp. Project)
3.19% (LOC; ABN-AMRO)	2,000,000	a	2,000,000
Revenue
(Aurora Central Catholic High School)
3.27% (LOC; Allied Irish Banks)	1,000,000	a	1,000,000
Illinois Finance Authority, IDR
(CFC International Inc. Project)
3.14% (LOC; ABN-AMRO)	1,900,000	a	1,900,000
Illinois Health Facility (Evanston Hospital) CP
2.65%, 12/1/2005	10,000,000		10,000,000

Indiana--2.2%

Gary, EDR
(Gary County Market Project)
3.14% (LOC; ABN-AMRO)	3,275,000	a	3,275,000
Indianapolis Local Public Improvement Bond Bank, CP
2.85%, 12/8/2005 (Liquidity Facility; Key Bank)	747,000		747,000
Lawerence-Fort Harrison Reuse Authority, Tax
Increment Revenue (Fort Harrison Military Base)
3.06% (LOC; Fifth Third Bank)	4,000,000	a	4,000,000

Kentucky--3.6%

Kenton County Airport Board, Special Facilities Revenue
(Airis Cincinnati LLC)
3.13% (LOC; Deutsche Postbank)	13,500,000	a	13,500,000

Louisiana--2.4%

Calcasieu Parish Industrial Development Board,
Environmental Revenue (Citgo Petroleum)
3.08% (LOC; Natexis Banque Popular)	5,000,000	a	5,000,000
New Orleans Sewerage Service, BAN
2.93%, 7/26/2006	4,000,000		4,001,221

Maryland--.7%

Maryland Economic Development Corporation, Revenue
(Chesapeake Advertising Facility)
3.29% (LOC; M&T Bank)	2,790,000	a	2,790,000

Michigan--6.7%

ABN AMRO Munitops Certificate Trust, Revenue
3.18% (Insured; GNMA and
Liquidity Facility; ABN-AMRO)	9,495,000	a	9,495,000
Michigan Hospital Finance Authority, Revenue
(Healthcare Equipment Loan Program)
3.02% (LOC; Fifth Third Bank)	2,900,000	a	2,900,000
Michigan Municipal Bond Authority, RAN
(Detroit School District)
3.71%, 3/21/2006 (LOC; JPMorgan Chase Bank)	3,450,000		3,461,659
Michigan Strategic Fund, LOR
(NSS Technologies Project)
3.15% (LOC; Wachovia Bank)	4,000,000	a	4,000,000
Oakland County Economic Development Corporation, LOR
(Michigan Seamless Tube LLC Project)
3.20% (LOC; Standard Federal Bank)	5,000,000	a	5,000,000

Minnesota--.5%

Minneapolis-Saint Paul Metropolitan
Airports Commission, Airport Revenue
3.08% (Insured; AMBAC and
Liquidity Facility; Merrill Lynch)	2,000,000	a	2,000,000

Mississippi--.7%

Mississippi Business Finance Corporation, Revenue
(Jackson Preparatory School)
3.20% (LOC; First Tennessee Bank)	2,575,000	a	2,575,000

Missouri--2.6%

Missouri Higher Education Loan Authority, Student Loan
Revenue, Refunding 3.03% (Insured; MBIA and Liquidity
Facility; State Street Bank and Trust Co.)	9,500,000	a	9,500,000

Nevada--1.0%

Clark County, EDR
(Lutheran Secondary School Association Project)
3.25% (LOC; Allied Irish Banks)	3,700,000	a	3,700,000

New Jersey--2.2%

New Jersey, TRAN
3.95%, 6/23/2006	8,000,000		8,051,277

North Carolina--.9%

Iredell County Industrial Facilities and Pollution Control
Financing Authority, Revenue
(Onsrud Inc. Project) 3.11% (LOC; Wachovia Bank)	3,300,000	a	3,300,000

Ohio--1.6%

Ohio State Higher Educational Facilities, Revenue
(Cedarville University Project) 3.11% (LOC; Key Bank)	5,970,000	a	5,970,000

Oklahoma--1.2%

Canadian County Home Finance Authority, MFHR
3.17% (Liquidity Facility; Merrill Lynch)	4,630,000	a	4,630,000

Oregon--1.3%

Portland, EDR (Broadway Project)
3.06% (Insured; AMBAC and
Liquidity Facility; Key Bank)	4,800,000	a	4,800,000

Pennsylvania--15.4%

Bethlehem Area School District, GO Notes
3.07% (Insured; FSA and Liquidity Facility;
Dexia Credit Locale)	5,000,000	a	5,000,000
Chester County Industrial Development Authority,
Revenue (University Student Housing Project)
3.03% (LOC; Citizens Bank of Pennsylvania)	7,305,000	a	7,305,000
Dauphin County General Authority, Revenue
3.07% (Insured; FSA and Liquidity Facility:
Bank of Nova Scotia and KBC Bank)	2,300,000	a	2,300,000
Emmaus General Authority,
Local Government Revenue
(Bond Pool Program) 3.01%
(LOC; DEPFA Bank)	12,000,000	a	12,000,000
Lancaster County, GO Notes
3.07% (Insured; FSA and Liquidity Facility;
Royal Bank of Canada)	3,000,000	a	3,000,000
Lancaster Industrial Development Authority, Revenue
(Student Lodging and Services)
3.18% (LOC; Fulton Bank)	4,515,000	a	4,515,000
Mount Lebanon School District, GO Notes
(Merlots Program) 3.02% (Insured; MBIA and
Liquidity Facility; Wachovia Bank)	4,985,000	a	4,985,000
Philadelphia Authority for Industrial Development,
Health Care Facility Revenue
(Greater Philidelphia Health)
3.07% (LOC; Commerce Bank)	3,540,000	a	3,540,000
Reading Regional Airport Authority, Revenue
3.10% (Insured; AMBAC and
Liquidity Facility; Wachovia Bank)	3,940,000	a	3,940,000
Scranton Redevelopment Authority, LR
3.08% (LOC; PNC Bank N.A.)	2,000,000	a	2,000,000
Spring Grove Area School District, GO Notes
3.07% (Insured; FSA and Liquidity Facility;
Dexia Credit Locale)	3,500,000	a	3,500,000
Venango County Industrial Development Authority, RRR, CP
(Scrubgrass Project) 2.80%, 12/7/2005
(LOC; Dexia Credit Locale)	5,000,000		5,000,000

Rhode Island--.6%

Rhode Island Economic Development Corporation,
Airport Revenue
3.08% (Insured; MBIA and Liquidity Facility;
Merrill Lynch)	2,170,000	a	2,170,000

Tennessee--5.2%

Chattanooga Metropolitan Airport Authority, Revenue,
Refunding 3.30% (LOC; First Tennessee Bank)	9,325,000	a	9,325,000
Metropolitan Government Nashville and Davidson County
Health and Educational Facility Board, MFHR,
Refunding (Brentwood Oaks Apartments)
3.07% (Insured; FNMA and Liquidity Facility; FNMA)	9,920,000	a	9,920,000

Texas--7.5%

Brazos River Authority, PCR, Refunding
(TXU Energy Company Project)
3.05% (LOC; Wachovia Bank)	4,000,000	a	4,000,000
Greenville Industrial Development Corporation,
Industrial Revenue (Woodgrain Project)
3.13% (LOC; General Electric Capital Corp.)	3,225,000	a	3,225,000
Lower Neches Valley Authority Industrial Development
Corporation, Exempt Facilities Revenue
(Onyx Environmental Services)
3.10% (LOC; Bank of America)	3,400,000	a	3,400,000
Port of Port Arthur Navigation District,
Environmental Facilities Revenue, Refunding
(Motiva Enterprises Project) 3.10%	5,945,000	a	5,945,000
Revenue Bond Certificate Series Trust, Revenue
(Siena Place) 3.48% (GIC; AIG Funding Inc.)	3,315,000	a	3,315,000
Texas, TRAN 4.50%, 8/31/2006	8,000,000		8,086,209

Utah--2.6%

Utah Housing Corporation, SFMR
2.50% (Liquidity Facility; Bayerische Landesbank)	3,400,000	a	3,400,000
Utah Housing Finance Agency, MFHR,
Refunding (Candlestick Apartments LLC)
3.10% (Insured; FNMA and Liquidity Facility; FNMA)	6,400,000	a	6,400,000

Virginia--4.2%

Hanover County Industrial Development Authority, IDR
(Iron and Metal Company Project)
3.17% (LOC; Branch Banking and Trust Company)	3,525,000	a	3,525,000
Patrick County Industrial Development Authority,
IDR (Narroflex Inc. Project)
3.25% (LOC; HSBC Bank USA)	4,240,000	a	4,240,000
Roanoke Industrial Development Authority, IDR
(Virginia Transformer Corp.)
3.20% (LOC; SunTrust Bank)	1,440,000	a	1,440,000
Virginia Housing Development Authority,
Commonwealth Mortgage Revenue 2.98%, 4/4/2006	6,400,000		6,400,000

Washington--4.9%

King County School District Number 412 Shoreline,
GO Notes 5.89%, 12/1/2005 (Insured; FSA)	1,000,000		1,000,000
Port Chehalis Industrial Development Corporation,
Revenue (JLT Holding LLC Project)
3.18% (LOC; Key Bank)	3,080,000	a	3,080,000
Washington Housing Finance Commission, MFHR:
Refunding (Avalon Ridge Apartments Project)
3.05% (Insured; FNMA)	8,755,000	a	8,755,000
(Vintage Everett Living) 3.12% (Insured; FNMA and
Liquidity Facility; FNMA)	5,250,000	a	5,250,000

Wisconsin--.9%

Wisconsin Health and Educational Facilities Authority,
Revenue (Mequon Jewish Project)
3.08% (LOC; Bank One)	3,250,000	a	3,250,000

Wyoming--4.3%

Campbell County, IDR
(Two Elk Power Generation Station Project):
2.37%, 12/1/2005 (GIC; Royal Bank of Canada)	9,000,000		9,000,000
2.84%, 12/1/2005 (GIC; Citibank N.A.)	7,000,000		7,000,000

Total Investments (cost $371,235,381)	100.0%	371,235,381

Cash and Receivables (Net)	0.0%	138,104

Net Assets	100.0%	371,373,485

Summary of Abbreviations

ACA	American Capital Access
AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation
ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance
BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance Company
CIC	Continental Insurance Company
CIFG	CDC Ixis Financial Guaranty
CMAC	Capital Market Assurance Corporation
COP	Certificate of Participation
CP	Commercial Paper
EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance
GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association
GO	General Obligation
HR	Hospital Revenue
IDB	Industrial Development Board
IDC	Industrial Development Corporation
IDR	Industrial Development Revenue
LOC	Letter of Credit
LOR	Limited Obligation Revenue
LR	Lease Revenue
MBIA	Municipal Bond Investors Assurance Insurance Corporation
MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue
RAC	Revenue Anticipation Certificates
RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants
RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency
SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

Summary of Combined Ratings (Unaudited)

Fitch or	Moody's	or	Standard & Poor's	Value (%) *

F1, F1+	VMIG1, MIG1, P1		SP1+, SP1, A1+, A1	87.5
AAA, AA, A b	AAA, AA, A b		AAA, AA, A b	.3
Not Rated c	Not Rated c		Not Rated c	12.2
				100.0

Notes to Statement of Investments:

* Based on total investments
a	Securities payable on demand. Variable interest rate--subject to periodic change.
b	Notes which are not F, MIG and SP rated are represented by bond ratings of the issuers.
c	Securities which, while not rated by Fitch, Moody's and Standard & Poor's, have been determined by the Manager to be of comparable quality to those rated securities in which the fund may invest.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Dreyfus BASIC New Jersey Municipal Money Market Fund
Statement of Investments
November 30, 2005 (Unaudited)
	Principal
Tax Exempt Investments--101.2%	Amount ($)		Value ($)

Bayonne Municipal Utilities Authority, Water System
Revenue 4.84%, 1/1/2006 (Insured; MBIA)	540,000		541,182
Bergen County Improvement Authority,
Governmental Loan Revenue3.98%, 9/1/2006	1,000,000		1,007,325
Camden County Improvement Authority,
Health Care Redevelopment Revenue
(Cooper Health System) 3.13%
(LOC; Commerce Bank N.A.)	6,000,000	a	6,000,000
Cape May, GO Notes, BAN:
3.21%, 1/6/2006	1,250,000		1,251,083
4.19%, 10/12/2006	1,875,000		1,891,926
Cape May County, GO Notes, General Improvement
2.46%, 12/1/2005	800,000		800,000
Delaware River Port Authority of Pennsylvania and New Jersey,
Revenue, Refunding 5.08%, 1/1/2006 (Insured; AMBAC)	245,000		245,547
Dumont School District, GO Notes
3.98%, 3/15/2006 (Insured; FSA)	580,000		582,433
East Brunswick Township, GO Notes, BAN
3.95%, 10/11/2006	1,000,000		1,007,923
Hopatcong Borough, GO Notes, BAN 3.95%, 9/22/2006	1,000,000		1,007,840
Irvington Township, GO Notes, BAN:
3.45%, 3/16/2006	688,500		690,041
4.19%, 6/9/2006	1,790,000		1,799,596
Kearny Board of Education, GO Notes, GAN
4.07%, 8/3/2006	1,600,000		1,609,674
Linden, GO Notes, 2.46%, 12/1/2005	130,000		130,000
Lower Township, GO Notes, BAN 3.95%, 6/2/2006	500,000		502,432
Maple Shade Township School District, GO Notes
4.06%, 4/1/2006 (Insured; MBIA)	500,000		502,634
Mercer County Improvement Authority, Revenue:
(Children's Home Society Project)
3.11% (LOC; Wachovia Bank)	1,240,000	a	1,240,000
(Special Services School District Project)
3.17%, 1/15/2006 (Insured; FSA)	170,000		170,159
Metuchen Borough, GO Notes, BAN
3.94%, 6/2/2006	500,600		503,076
Middlesex County, GO Notes, BAN
3.19%, 1/9/2006	1,000,000		1,000,525
Middlesex County Utilities Authority, Revenue,
Refunding 4.85%, 3/15/2006 (Insured; XLCA)	130,000		130,727
Monmouth County Improvement Authority,
Wastewater Treatment Facilities LR, Refunding
(Asbury Park Project) 3.25%, 12/15/2005 (Insured; FSA)	125,000		125,020

New Jersey:
GO Notes:
5.63%, 2/15/2006	135,000		135,835
4.89%, 8/1/2006	100,000		101,336
TRAN 3.95%, 6/23/2006	2,700,000		2,715,187
New Jersey Economic Development Authority:
EDR:
(AJV Holdings LLC Project)
3.16% (LOC; JPMorgan Chase Bank)	750,000	a	750,000
(ARND LLC Project)
3.19% (LOC: Comerica Bank and Sovereign Bank)	4,240,000	a	4,240,000
(AVP Realty Holdings)
3.14% (LOC; PNC Bank)	150,000	a	150,000
(Challenge Printing Project)
3.16% (LOC; Wachovia Bank)	1,440,000	a	1,440,000
(Hathaway Association LLC Project)
3.16% (LOC; Wachovia Bank)	2,195,000	a	2,195,000
(International Processing Corporation Project)
3.10% (LOC; Bank of America)	1,050,000	a	1,050,000
(Park Lane Associates Project)
3.16% (LOC; Wachovia Bank)	675,000	a	675,000
(Parke Place Associates Project)
3.19% (LOC; Commerce Bank N.A.)	5,900,000	a	5,900,000
(RCC Properties LLC Project)
3.16% (LOC; Wachovia Bank)	1,980,000	a	1,980,000
(RDR Investment Company LLC) Refunding
3.16% (LOC; Wachovia Bank)	500,000	a	500,000
(Saint Peters Preparatory School)
3.11% (LOC; Wachovia Bank)	1,145,000	a	1,145,000
(Stamato Realty LLC Project)
3.08% (LOC; Valley National Bank)	4,600,000	a	4,600,000
(South Van Brunt Properties LLC)
3.16% (LOC; Wachovia Bank)	1,390,000	a	1,390,000
(United Window and Door Manufacturing Inc.)
3.16% (LOC; Wachovia Bank)	335,000	a	335,000
(Wearbest Sil-Tex Mills Project)
3.10% (LOC; The Bank of New York)	1,825,000	a	1,825,000
IDR (Pennwell Holdings LLC Project)
3.16% (LOC; Wachovia Bank)	2,765,000	a	2,765,000
Industrial Revenue:
(Joseph and James Moreng)
3.06% (LOC; Wachovia Bank)	1,460,000	a	1,460,000
(Melrich Road Development Corporation)
3.16% (LOC; Wachovia Bank)	2,370,000	a	2,370,000
Refunding (Station Plaza Park and Ride)
3.11% (LOC; Wachovia Bank)	3,000,000	a	3,000,000
(Thermal Energy Limited Partnership)
3.01% (LOC; Bank One)	2,150,000	a	2,150,000
Private Schools Revenue (Oak Hill Academy Project)
3.11% (LOC; Wachovia Bank)	2,060,000	a	2,060,000
Revenue (Four Woodbury Mews Project)
3.14% (LOC; Bank of America)	5,000,000	a	5,000,000

New Jersey Educational Facilities Authority,
Dormitory Safety Trust Fund Revenue
4.97%, 3/1/2006	1,000,000		1,005,700
New Jersey Environmental Infrastructure Trust,
Environmental Infrastructure Revenue
4.50%, 9/1/2006	240,000		242,196
New Jersey Health Care Facilities Financing Authority,
Revenue 3.09% (Insured; Radian Bank
and Liquidity Facility; Morgan Stanley)	2,840,000	a	2,840,000
New Jersey Transit Corporation, GAN
5.38%, 2/1/2006 (Insured; AMBAC)	1,075,000		1,080,013
New Jersey Transportation Trust Fund Authority,
Transportation System Revenue:
4.94%, 6/15/2006	185,000		186,998
5.42%, 6/15/2006	750,000		759,475
Newark Housing Authority, MFHR
3.17% (Liquidity Facility; Merrill Lynch)	960,000	a	960,000
Ocean City Board of Education, GO, Refunding
2.94%, 4/1/2006 (Insured; MBIA)	100,000		100,049
Paramus School District, GO Notes 4.19%, 9/15/2006	1,000,000		1,009,574
Passaic County Utilities Authority, Revenue
Refunding (Solid Waste System Project Notes)
3.19%, 2/27/2006	1,150,000		1,152,027
Port Authority of New York and New Jersey:
4.88%, 12/15/2005 (Insured; AMBAC)	170,000		170,156
5.08%, 7/1/2006	100,000		101,199
Transit Revenue (Putters Program):
3.10% (Insured; CIFG and Liquidity Facility; JPMorgan
Chase Bank)	1,760,000	a	1,760,000
3.10% (Insured; CIFG and Liquidity Facility; JPMorgan
Chase Bank)	2,980,000	a	2,980,000
Rahway, GO Notes, BAN 3.44%, 12/5/2005	575,000		575,047
Raritan Township, GO Notes, BAN 3.95%, 9/8/2006	1,000,000		1,007,398
Red Bank, BAN, 3.95%, 8/2/2006	1,000,000		1,007,146
River Dell Regional School District, GO Notes
3.23%, 3/1/2006 (Insured; FSA)	265,000		265,319
South Brunswick Board of Education, GO Notes
5.41%, 12/1/2005 (Insured; FGIC)	500,000		500,000
Tabernacle Township School District, GO Notes
2.49%, 3/1/2006 (Insured; MBIA)	105,000		105,038
Tobacco Settlement Financing Corporation of New Jersey, Revenue:
3.10% (Liquidity Facility; Merrill Lynch)	6,250,000	a	6,250,000
3.13% (Liquidity Facility; Merrill Lynch)	4,995,000	a	4,995,000
Toms River Board Of Education, GO Notes
4.29%, 11/22/2006	1,000,000		1,008,452
Union County, GO Notes:
4.70%, 12/15/2005	100,000		100,057
4%, 3/1/2006	150,000		150,270
BAN 3.22%, 3/1/2006	1,000,000		1,001,291
Union County Improvement Authority, LR
(Capital Equipment Lease) 2.97%, 12/1/2005 (Insured; FSA)	1,225,000		1,225,000

Union Township Board of Education, GO Notes
3.95%, 7/13/2006			1,000,000	1,006,235
Vernon Township, GO Notes, BAN 3.45%, 1/13/2006			2,000,000	2,001,249
Wanaque Borough, GO Notes, BAN:
2.96%, 2/17/2006			1,512,850	1,514,741
3.43%, 2/17/2006			1,000,000	1,001,405
West Windsor-Plainsboro Regional School District, GO Notes
5.16%, 12/1/2005 (Insured; FGIC)			150,000	150,000
Winslow Township, GO Notes
3.98%, 3/1/2006 (Insured; XLCA)			120,000	120,420

Total Investments (cost $111,002,956)			101.2%	111,002,956

Liabilities, Less Cash and Receivables			(1.2%)	(1,282,182)

Net Assets			100.0%	109,720,774

Summary of Abbreviations

ACA	American Capital Access	HR	Hospital Revenue
AGC	ACE Guaranty Corporation	IDB	Industrial Development Board
AGIC	Asset Guaranty Insurance Company	IDC	Industrial Development Corporation
AMBAC	American Municipal Bond Assurance Corporation	IDR	Industrial Development Revenue
ARRN	Adjustable Rate Receipt Notes	LOC	Letter of Credit
BAN	Bond Anticipation Notes	LOR	Limited Obligation Revenue
BIGI	Bond Investors Guaranty Insurance	LR	Lease Revenue
BPA	Bond Purchase Agreement	MBIA	Municipal Bond Investors Assurance
CGIC	Capital Guaranty Insurance Company		Insurance Corporation
CIC	Continental Insurance Company	MFHR	Multi-Family Housing Revenue
CIFG	CDC Ixis Financial Guaranty	MFMR	Multi-Family Mortgage Revenue
CMAC	Capital Market Assurance Corporation	PCR	Pollution Control Revenue
COP	Certificate of Participation	RAC	Revenue Anticipation Certificates
CP	Commercial Paper	RAN	Revenue Anticipation Notes
EDR	Economic Development Revenue	RAW	Revenue Anticipation Warrants
EIR	Environmental Improvement Revenue	RRR	Resources Recovery Revenue
FGIC	Financial Guaranty Insurance Company	SAAN	State Aid Anticipation Notes
FHA	Federal Housing Administration	SBPA	Standby Bond Purchase Agreement
FHLB	Federal Home Loan Bank	SFHR	Single Family Housing Revenue
FHLMC	Federal Home Loan Mortgage Corporation	SFMR	Single Family Mortgage Revenue
FNMA	Federal National Mortgage Association	SONYMA	State of New York Mortgage Agency
FSA	Financial Security Assurance	SWDR	Solid Waste Disposal Revenue
GAN	Grant Anticipation Notes	TAN	Tax Anticipation Notes
GIC	Guaranteed Investment Contract	TAW	Tax Anticipation Warrants
GNMA	Government National Mortgage Association	TRAN	Tax and Revenue Anticipation Notes
GO	General Obligation	XLCA	XL Capital Assurance

Summary of Combined Ratings (Unaudited)

Fitch	or	Moody's	or	Standard & Poor's	Value (%)*

F1+, F1		VMIG1, MIG1, P1		SP1+, SP1, A1+, A1	41.1
AAA, AA, A b		Aaa, Aaa, A b		AAA, AA, A b	12.8
Not Rated c		Not Rated c		Not Rated c	46.1
					100.0

* Based on total investments.
a	Securities payable on demand. Variable interest rate--subject to periodic change.
b	Notes which are not F, MIG and SP rated are represented by bond ratings of the issuers.
c	Securities which, while not rated by Fitch, Moody's and Standard & Poor's, have been determined by the
Manager to be of comparable quality to those rated securities in which the fund may invest.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Dreyfus High Yield Municipal Bond Fund
Statement of Investments
November 30, 2005 (Unaudited)

	Principal
Long-Term Municipal Investments--93.4%	Amount ($)		Value ($)

California--5.1%

California Statewide Communities Development Authority,
Revenue (Bentley School)
6.75%, 7/1/2032	1,000,000		1,089,610

Colorado--11.1%

Arista Metropolitian District,
Special Revenue
6.75%, 12/1/2035	1,000,000		1,019,570
Denver City and County, Special Facilities Airport Revenue
(United Air Lines Project) 6.875%, 10/1/2032	380,000	a	355,072
Wheatlands Metropolitan District Number 2, GO
6.125%, 12/1/2035	1,000,000		1,003,930

District of Columbia--1.5%

Metropolitan Washington Airports Authority,
Special Facilities Revenue
(Caterair International Corp.) 10.125%, 9/1/2011	320,000		320,422

Georgia--4.4%

Development Authority of the City of Milledgeville
and Baldwin County, Revenue (Georgia College
and State University Foundation Property III, LLC
Student Housing System Project)
5.625%, 9/1/2030	900,000		945,243

Illinois--17.3%

Chicago O'Hare International Airport,
Special Facility Revenue (American Airlines Inc. Project)
8.20%, 12/1/2024	1,300,000		1,130,688
Illinois Educational Facilities Authority,
Student Housing Revenue (University Center Project)
6.25%, 5/1/2030	1,000,000		1,065,800
Illinois Health Facilities Authority, Revenue
(Residential Centers Inc.)
8.50%, 8/15/2016	455,000		455,519
Lombard Public Facilities Corp., Conference Center
and First Tier Hotel Revenue 7.125% 1/1/2036	1,000,000		1,047,520

Louisiana--4.8%

Louisiana Public Facilities Authority,
HR (Franciscan Missionaries of our Lady Health System Project)
5.25%, 8/15/2036	1,000,000		1,021,130

Michigan--14.3%

Charyl Stockwell Academy, COP
6%, 10/1/2035	1,500,000		1,505,700
Kent Hospital Financing Authority,
Revenue (Metropolitian Hospital Project)
6%, 7/1/2035	1,000,000		1,065,260
Michigan Strategic Fund, SWDR
(Genesee Power Station) 7.50%, 1/1/2021	500,000		498,345

Nevada--3.6%

Nevada Housing Division,
Single Family Program
6.80%, 4/1/2027	765,000		766,224

New Jersey--3.9%

Tobacco Settlement Financing Corp. of New Jersey,
Tobacco Settlement Asset-Backed Bonds
6.125%, 6/1/2042	800,000		828,128

Ohio--2.0%

Toledo-Lucas County Port Authority, Development Revenue
(Northwest Ohio Bond Fund Truckland Holdings, Inc. Project)
5.125%, 11/15/2025	435,000	b	437,688

Rhode Island--6.7%

Central Falls Detention Facility Corp.,
Detention Facility Revenue (The Donald W.
Wyatt Detention Facility)
7.25%, 7/15/2035	1,000,000		1,074,910

Rhode Island Housing and Mortgage Finance Corp.,
(Homeownership Opportunity)
7.55%, 10/1/2022	355,000		356,022

South Carolina--5.3%

Greenville County School District,
Installment Purchase Revenue
(Building Equity Sooner for Tomorrow)
7.70%, 12/1/2028	1,000,000	c,d	1,137,250

Wisconsin--4.0%
Badger Tobacco Asset Securitization Corp.,
Tobacco Settlement Asset Backed-Backed Bonds:
6.125%, 6/1/2027	10,000		10,497
6.375%, 6/1/2032	800,000		851,576
Other--9.4%
Munimae Tax Exempt Subsidiary LLC
5.90%, 9/30/2020	2,000,000		2,016,780
Total Long-Term Municipal Investments
(cost $19,872,728)			20,002,884
Short-Term Municipal Investments--5.1%

Alaska--.9%
Valdez, Marine Terminal Revenue,
(Exxon Pipeline Co. Project) 2.91%	200,000	e	200,000
Maryland--1.8%
Maryland Economic Development Corp,
Revenue (U.S. Pharmacopeial Project)
3.02% (Insured; AMBAC and Liquidity Facility; Bank of America)	390,000	e	390,000
Massachusetts--1.6%
Massachusetts Health and Educational Facilities Authority,
Revenue (Capital Asset Program Issue)
2.97% (LOC; Bank Of America)	340,000	e	340,000
Pennsylvania--.8%
Schuykill County Industrial Development Authority,
RRR (Northeastern Power Co.)
2.72% (LOC; Dexia Credit Locale)	170,000	e	170,000
Total Short-Term Municipal Investments
(cost $1,100,000)			1,100,000
Total Investments (cost $20,972,728)	98.5%		21,102,884
Cash and Receivables (Net)	1.5%		312,865
Net Assets	100.0%		21,415,749

Notes to Statements of Investments:

a	Non-income producing security; interest payments in default.
b	Purchased on a delayed delivery basis.
c	Inverse floater security--the interest rate is subject to change periodically.

d	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November, 30, 2005, this security amounted to $1,137,250 or 5.3% of net assets.
e	Securities payable on demand. Variable interest rate--subject to periodic change.

Dreyfus Premier Select Intermediate Municipal Bond Fund
Statement of Investments
November 30, 2005 (Unaudited)
	Principal
Long-Term Municipal Investments--97.1%	Amount ($)		Value ($)

Alaska--.8%

Alaska Housing Finance Corp. 5.10%, 6/1/2012	1,020,000		1,024,804

Arkansas--2.3%

Arkansas Development Finance Authority,
Construction Revenue (Public Health Laboratory)
5%, 12/1/2017 (Insured; AMBAC)	1,025,000		1,084,173

University of Arkansas, Board of Trustees
Various Facility Revenue (Fayetteville Campus)
5.50%, 12/1/2011 (Insured; FSA)	1,610,000	a	1,770,356

California--14.7%

California Department of Water Resources:
Power Supply Revenue
5.375%, 5/1/2012 (Insured; XLCA)	3,000,000	a	3,324,360
Water Revenue (Central Valley)
5%, 12/1/2015 (Insured; FGIC)	1,000,000		1,073,370

California Public Works Board, LR
(University of California)
5.40%, 12/1/2016 (Insured; AMBAC)	1,000,000		1,060,860

Central Basin Municipal Water District,
COP (Central Basin):
5%, 8/1/2015 (Insured; AMBAC)	1,135,000		1,209,422
5%, 8/1/2016 (Insured; AMBAC)	1,210,000		1,284,500

Clovis Public Financing Authority, Water Revenue
5%, 3/1/2017 (Insured; AMBAC)	1,820,000		1,933,495

Glendale Community College District (Election of 2002):
Zero Coupon, 8/1/2017 (Insured; FGIC)	1,210,000		718,062
Zero Coupon, 8/1/2018 (Insured; FGIC)	1,300,000		733,369

Indian Wells Redevelopment Agency, Revenue
(Tax Allocation-Consolidated Whitewater)
5%, 9/1/2017 (Insured; AMBAC)	1,525,000		1,613,709

Los Angeles County Metropolitan Transportation Authority,
Sales Tax Revenue 5%, 7/1/2018 (Insured; FSA)	2,000,000		2,127,000

San Diego Community College District (Election of 2002)
5%, 5/1/2019 (Insured; FSA)	500,000		530,295

San Francisco City and County Public Utilities Commission,
Water Revenue 5%, 11/1/2018 (Insured; FSA)	1,590,000		1,686,958

West Sacramento Redevelopment Agency, Tax Allocation
(West Sacramento Redevelopment)
4.75%, 9/1/2016 (Insured; MBIA)	1,000,000		1,030,020

Colorado--1.5%

Archuleta and Hinsdale Counties
(School District Number 50JT)
5.50%, 12/1/2006
(Insured; MBIA)	750,000	a	774,495

Colorado Water Resources and Power Development
Authority, Drinking Water Revenue
5.25%, 9/1/2015	1,000,000		1,053,720

Delaware--5.0%

Delaware Economic Development Authority, PCR
(Delmarva Power)
4.90%, 5/1/2011 (Insured; AMBAC)	5,000,000		5,237,500

Delaware Housing Authority, Revenue
5.15%, 7/1/2017	985,000		987,354

Florida--8.1%

Capital Projects Finance Authority, Student Housing
Revenue (Capital Projects Loan Program)
5.50%, 10/1/2017 (Insured; MBIA)	2,000,000		2,129,040

Florida Department of Children and Family Services, COP
(South Florida Evaluation Treatment Center Project)
5%, 10/1/2021	1,000,000		1,047,840

Florida Department of Corrections, COP
(Okeechobee Correctional)
5%, 3/1/2015 (Insured; AMBAC)	1,000,000		1,078,090

Florida State University Financial Assistance Inc.,
Educational and Athletic Facilities Improvement Revenue
5%, 10/1/2018 (Insured; AMBAC)	1,705,000		1,811,563

Jacksonville Electric Authority, Revenue
(Saint John's River Power Park Systems) 5%, 10/1/2018	1,000,000		1,051,590

Pace Property Finance Authority, Inc.,
Utility System Improvement Revenue
5.125%, 9/1/2012 (Insured; AMBAC)	1,055,000		1,105,957

University of Central Florida,
COP (UCF Convocation Corp. Master Lease Program)
5%, 10/1/2018 (Insured; FGIC)	1,765,000		1,878,454

Georgia--.7%

Atlanta, Public Improvement 5%, 12/1/2007	825,000	a	851,771

Idaho--5.0%

Idaho Housing and Finance Association
(Single Family Mortgage)
5.55%, 7/1/2016 (Insured; FHA)	410,000		421,833

Kootenai County School District Number 273
(Post Falls) 5%, 8/15/2017	1,275,000		1,376,133

Nampa 5%, 8/1/2018 (Insured; FGIC)	1,135,000		1,220,034

Nampa School District Number 131,
GO 5%, 8/15/2022 (Insured; MBIA)	3,000,000	b	3,183,420

Kentucky--.5%

Kentucky Housing Corp., Housing Revenue
4.30%, 7/1/2016	600,000		595,698

Louisiana--3.0%

Louisiana Office Facilities Corp., LR
(Capital Complex Program):
5.50%, 5/1/2015 (Insured; AMBAC)	705,000		763,705
5.25%, 3/1/2017 (Insured; MBIA)	1,500,000		1,582,215

Orleans Parish School Board
5.20%, 2/1/2014 (Insured; FGIC)	1,355,000		1,370,257

Maryland--5.0%

Maryland Community Development Administration,
Department of Housing and Community Development:
Insured Mortgage Loan 5.125%, 5/15/2017	765,000		794,996
(Single Family Program) 4.75%, 4/1/2013	800,000		825,680

Maryland Economic Development Corp., LR
(Montgomery County Wayne Avenue)
5.25%, 9/15/2014	1,295,000		1,407,212

Maryland Health and Higher Educational
Facilities Authority, Revenue
(University of Maryland Medical Systems)
5.75%, 7/1/2017	2,000,000		2,159,360

Prince Georges County, Revenue
(Dimensions Health Corp.)
5.10%, 7/1/2006	1,000,000		987,140

Massachusetts--3.1%
Massachusetts, Special Obligation Refunding Notes
(Federal Highway Grant Anticipation Note Program)
5%, 12/15/2014 (Insured; FSA)	3,585,000		3,851,043
Michigan--3.1%
Greater Detroit Resource Recovery Authority, Revenue
6.25%, 12/13/2008 (Insured; AMBAC)	1,000,000		1,076,810
Jonesville Community Schools
(School Bond Loan Fund Guaranteed):
5%, 5/1/2016 (Insured; MBIA)	685,000		735,793
5%, 5/1/2017 (Insured; MBIA)	720,000		770,479
Lincoln Consolidated School District
(School Bond Loan Fund Guaranteed)
5%, 5/1/2016 (Insured; FSA)	1,155,000		1,240,643
Minnesota--1.2%
Minnesota 5.25%, 11/1/2006	1,500,000	a	1,528,215
Mississippi--.5%
Horn Lake, Special Assessment
(DeSoto Commons Project)
5%, 4/15/2016 (Insured; AMBAC)	625,000		662,700
Missouri--1.3%
Missouri Highways and Transportation Commission,
State Road Revenue 5%, 2/1/2017	1,000,000		1,053,150
Missouri Housing Development Commission,
Multi-Family Housing 4.85%, 12/1/2011 (Insured; FHA)	615,000		638,924
Montana--1.7%
Montana Board of Regents, Higher Education Revenue
(Facilities-Montana State University)
5%, 11/15/2018 (Insured; AMBAC)	2,015,000		2,150,569
Nebraska--1.9%
Dodge County School District, Number 001 Fremont
5%, 12/15/2016 (Insured; FSA)	2,240,000		2,397,114
Nevada--1.3%
Las Vegas Convention and Visitors Authority, Revenue
5.75%, 7/1/2009 (Insured; AMBAC)	1,500,000	a	1,628,925

New Jersey--1.1%
Burlington County Bridge Commission, Pooled Loan
Revenue (Governmental Loan Program)
5%, 10/15/2013	1,290,000	1,382,674
New York--2.2%
New York City Housing Development Corp., MFHR
5.125%, 11/1/2014	40,000	41,963
New York City Municipal Water Finance Authority,
Water and Sewer Systems Revenue
5.25%, 6/15/2015	1,405,000	1,519,634
New York State Thruway Authority,
Service Contract Revenue (Local Highway and Bridge)
5.75%, 4/1/2006	135,000	136,129
Triborough Bridge and Tunnel Authority,
General Purpose Revenue 5%, 1/1/2016	1,000,000	1,048,830
North Carolina--1.1%
North Carolina Eastern Municipal Power Agency,
Power System Revenue 7%, 1/1/2008	1,250,000	1,333,200
North Dakota--.2%
Grand Forks 4.90%, 12/1/2011	215,000	215,310
Ohio--2.7%
Cleveland - Cuyahoga County Port Authority,
Development Revenue (Columbia National Group,
Inc. Project) 5%, 5/15/2020	820,000	816,728
Northeast Regional Sewer District, Wastewater Revenue
5.50%, 11/15/2012 (Insured; AMBAC)	2,500,000	2,529,800
Oklahoma--.7%
Oklahoma Development Finance Authority,
Health Facilities Revenue
(Oklahoma Hospital Association)
5.125%, 6/1/2012 (Insured; AMBAC)	785,000	836,747
Pennsylvania--7.2%
Cambria County 6.625%, 8/15/2014 (Insured; FGIC)	615,000	622,890
Harrisburg Authority, Office and Parking Revenue
5.75%, 5/1/2008	1,000,000	1,031,060
Harrisburg Redevelopment Authority, Revenue
Zero Coupon, 11/1/2017 (Insured; FSA)	2,750,000	1,586,778

Pennsylvania Higher Educational Facilities Authority,
Revenue (University Health Services)
5.35%, 1/1/2006	4,500,000	a	4,553,145

Sayre Health Care Facilities Authority, Revenue
(Guthrie Health) 6.25%, 12/1/2014	1,000,000		1,114,390

South Carolina--3.4%

Anderson, Water and Sewer Systems Revenue
5%, 7/1/2017 (Insured; MBIA)	890,000		945,314

Charleston County Airport District,
Airport Systems Revenue
5%, 7/1/2015 (Insured; XLCA)	1,950,000		2,080,728

Pickens County School District
(School District Enhance Program)
5%, 5/1/2012	1,135,000		1,187,596

Texas--11.5%

Arlington, Dallas Cowboys Complex Special Obligations
(Tax-Exempt Special Tax) 5%, 8/15/2016 (Insured; MBIA)	2,000,000		2,142,020

Dallas-Fort Worth International Airport,
Revenue (Joint Improvement)
5.75%, 11/1/2016 (Insured; FSA)	1,735,000		1,909,558

El Paso, Water and Sewer Revenue
5%, 3/1/2014 (Insured; FSA)	1,000,000		1,072,400

Irving Hospital Authority, HR
(Irving Healthcare Systems)
5.70%, 7/1/2008 (Insured; FSA)	1,675,000		1,678,266

Mesquite Independent School District,
Tax and School Building
(Permanent School Fund Guaranteed)
Zero Coupon, 8/15/2020	1,000,000		490,150

Midlothian Independent School District,
Tax School Building
(Permanent School Fund Guaranteed)
Zero Coupon, 2/15/2021	2,000,000		947,940

North Harris Montgomery Community College District
5.375%, 2/15/2017 (Insured; FGIC)	1,000,000		1,075,720

Texas Department of Housing and Community Affairs,
SFMR 4.80%, 9/1/2020 (Insured; FSA)	1,475,000	b	1,492,597

Tomball Hospital Authority, Revenue
6%, 7/1/2013	3,500,000		3,503,885

Virginia--2.8%
Brunswick County Industrial Development Authority,
Correctional Facility LR
5.55%, 7/1/2006 (Insured; MBIA)	1,325,000	a	1,369,427
Fairfax County Redevelopment and Housing Authority, LR
(James Lee Community Center) 5.25%, 6/1/2019	1,120,000		1,196,227
Newport News 5%, 11/1/2016	855,000		911,738
Washington--2.7%
Energy Northwest, Wind Project Revenue
5.60%, 1/1/2007	1,000,000	a	1,053,320
King County School District Number 405 (Bellevue)
5%, 12/1/2014 (Insured; FGIC)	1,000,000		1,073,680
Washington Health Care Facilities Authority, Revenue
(Gray Harbor Community Hospital)
5.75%, 7/1/2010 (Insured; Radian)	1,180,000		1,215,553
West Virginia--.8%
West Virginia Housing Development Fund
(Housing Finance) 5%, 11/1/2014	1,000,000		1,025,670
Total Long-Term Municipal Investments
(cost $118,681,777)			120,775,242
Short-Term Municipal Investments--5.1%

Louisiana--2.3%
New Orleans, Sewerage Service, BAN
3%, 7/26/2006	3,000,000		2,896,170
New York--1.8%
New York City, GO 2.97%
(LOC; Bank of New York)	2,200,000	c	2,200,000
Texas--1.0%
Harris County Health Facilities Development Corp.,
Revenue (The Methodist Hospital System) 3%	1,200,000	c	1,200,000
Total Short-Term Municipal Investments
(cost $6,365,500)			6,296,170
Total Investments (cost $125,047,277)	102.2%		127,071,412
Liabilities, Less Cash and Receivables	(2.2%)		(2,700,415)
Net Assets	100.0%		124,370,997

Notes to Statement of Investments:

a	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b	Purchased on a delayed delivery basis.
c	Securities payable on demand. Variable interest rate--subject to periodic change.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Dreyfus Premier Select Municipal Bond Fund
Statement of Investments
November 30, 2005 (Unaudited)

	Principal
Long-Term Municipal Investments--99.5%	Amount ($)		Value ($)

Arizona--.5%

Arizona School Facilities Board, Revenue
(State School Improvement)
5%, 7/1/2011	1,025,000	a	1,095,663

Arkansas--2.5%

Board of Trustees of the University of Arkansas,
Various Facility Revenue (Fayetteville Campus):
5.50%, 12/1/2011 (Insured; FSA)	1,695,000	a	1,863,822
5.50%, 12/1/2012 (Insured; FGIC)	2,865,000	a	3,176,483

California--19.1%

California:
GO:
5.25%, 9/1/2010	210,000	a	226,380
5.25%, 10/1/2016	695,000		704,633
5.25%, 9/1/2017	1,590,000		1,696,053
Veterans 5.45%, 12/1/2024 (Insured; FSA)	3,430,000		3,482,891

California Department of Water Resources,
Power Supply Revenue
5.375%, 5/1/2012 (Insured; XLCA)	4,000,000	a	4,432,480

California Public Works Board, LR
(Department of Corrections)
5.25%, 3/1/2021 (Insured; AMBAC)	1,000,000		1,058,560

Clovis Public Financing Authority,
Water Revenue
5%, 3/1/2019 (Insured; AMBAC)	2,005,000		2,125,240

Desert Sands Unified School District, COP:
5.25%, 3/1/2015 (Insured; MBIA)	1,025,000		1,106,108
5.25%, 3/1/2016 (Insured; MBIA)	1,080,000		1,160,816

East Bay Municipal Utility District,
Water System Revenue
5%, 6/1/2021 (Insured; MBIA)	1,125,000		1,181,430

East Side Union High School District,
GO (County of Santa Clara, 2002 Election Series):
5%, 8/1/2017 (Insured; FGIC)	1,290,000		1,371,863
5%, 8/1/2018 (Insured; FGIC)	1,345,000		1,426,265
5%, 8/1/2019 (Insured; FGIC)	1,410,000		1,489,566

Fullerton Joint Union High School District
5%, 8/1/2018 (Insured; FSA)	760,000		805,646

Glendale Community College District:
Zero Coupon, 8/1/2019 (Insured; FGIC)	1,130,000		605,081
Zero Coupon, 8/1/2020 (Insured; FGIC)	1,200,000		608,784
Zero Coupon, 8/1/2021 (Insured; FGIC)	1,520,000		731,986

Glendora Unified School District, GO:
Zero Coupon, 8/1/2026 (Insured; FGIC)	2,575,000		940,828
Zero Coupon, 8/1/2027 (Insured; FGIC)	2,000,000		690,580

Nevada Joint Union High School District
(Nevada and Yuba Counties)

GO 5%, 8/1/2022 (Insured; FSA)	1,160,000		1,214,938

Placer Union High School District:
Zero Coupon, 8/1/2027 (Insured; FSA)	4,110,000		1,406,565
Zero Coupon, 8/1/2028 (Insured; FSA)	4,000,000		1,294,800

Redevelopment Agency of the City
of Corona, Merger Downtown and Amended
Project Area "A" (2004 Tax Allocation)
5%, 9/1/2018 (Insured; FGIC)	1,520,000		1,604,208

Sacramento City Financing Authority,
Capital Improvement Revenue
5%, 6/1/2011 (Insured; AMBAC)	500,000	a	536,855

San Jose
(Library Parks and Public Safety Projects)
5%, 9/1/2019	1,575,000		1,663,956

San Juan Unified School District:
5.25%, 8/1/2019 (Insured; MBIA)	1,295,000		1,399,157
5.25%, 8/1/2020 (Insured; MBIA)	1,425,000		1,539,613

Tustin Unified School District, Special Tax
(Senior Lien Community Facilities District 97)
Zero Coupon, 9/1/2021 (Insured; FSA)	1,615,000		774,716

Walnut Valley Unified School District
6.50%, 8/1/2019 (Insured; FGIC)	1,765,000		1,774,090

Colorado--2.6%

Colorado Health Facilities Authority,
Revenue (Porter Place)
5.875%, 1/20/2020 (Collateralized; GNMA)	1,940,000		2,068,215

Northwest Parkway Public Highway
Authority, Senior Revenue
Zero Coupon, 6/15/2026 (Insured; FSA)	10,000,000		3,168,200

Delaware--4.8%

Delaware Economic Development Authority,
Revenue (Pollution Control Delmarva Project)
5.20%, 2/1/2019 (Insured; AMBAC)	6,000,000		6,316,800

Delaware Housing Authority, Revenue
5.40%, 7/1/2024	1,420,000		1,423,124

Wilmington, MFHR
(GNMA Collateralized Mortgage Loan -
Market Street Mews Project) 5.45%, 9/20/2022	2,085,000		2,177,637

Florida--3.4%

Florida Intergovernmental Finance
Commission, Capital Revenue
5.125%, 2/1/2031 (Insured; AMBAC)	3,500,000		3,593,975

School Board of Saint Lucie County, COP
(Florida Master Lease Program)
5%, 7/1/2018 (Insured; FSA)	1,635,000		1,722,963

Winter Park, Water and Sewer Revenue
5.375%, 12/1/2019 (Insured; AMBAC)	1,525,000		1,657,309

Georgia--2.2%

Atlanta, Water and Wastewater Revenue

5.50%, 11/1/2018 (Insured; FGIC)	1,200,000		1,352,364

De Kalb County Housing Authority, MFHR
(Longleaf Apartments Project)
5.45%, 10/20/2024 (Collateralized; GNMA)	1,540,000		1,644,797

Development Authority of Bulloch County,
Student Housing LR
(Georgia Southern University Project)
5%, 8/1/2018 (Insured; AMBAC)	1,470,000		1,554,172

Idaho--7.1%

Boise State University, Revenues,
Student Union and Housing System:
5%, 4/1/2017 (Insured; AMBAC)	1,015,000		1,076,275
5.375%, 4/1/2022 (Insured; FGIC)	5,000	a	5,473
5.375%, 4/1/2022 (Insured; FGIC)	2,995,000		3,225,405

Caldwell, Parity Lien Sewer Revenue
5.75%, 9/1/2018 (Insured; FSA)	2,625,000		2,890,230

Canyon County School District Number 132
(Caldwell) GO
5.25%, 7/30/2016 (Insured; MBIA)	1,405,000		1,520,898

Idaho Housing and Finance Association:
5.55%, 1/1/2033	30,000		30,048
(Single Family Mortgage)
5.625%, 7/1/2015	590,000		591,068

Idaho State University, General Improvement Revenue:
5%, 4/1/2016 (Insured; FSA)	2,315,000		2,457,789
5%, 4/1/2017 (Insured; FSA)	1,430,000		1,516,329

The Regents of the University of Idaho,
Student Fee Revenue
5%, 4/1/2014 (Insured; FSA)	1,080,000		1,161,886

Louisiana--3.0%

Louisiana Office Facilities Corp., LR
(Capital Complex Program)
5.25%, 3/1/2017 (Insured; MBIA)	3,000,000		3,164,430

Orleans Parish School Board
5.20%, 2/1/2014 (Insured; FGIC)	3,000,000		3,033,780

Maine--3.0%

Maine Housing Authority (Mortgage Purchase):
5.85%, 11/15/2020	1,230,000		1,286,395
5.35%, 11/15/2021	4,680,000		4,847,778

Maryland--7.8%

Community Development Administration,
Maryland Department of Housing and
Community Development:
Housing 5.95%, 7/1/2023	1,860,000		1,906,984
MFHR (Insured Mortgage Loans)
5.30%, 5/15/2022	435,000		453,218
Residential Revenue:
5.30%, 9/1/2012	800,000		809,640
5.40%, 9/1/2013	755,000		764,928
5.55%, 9/1/2015	790,000		807,941
(Single Family Program) 4.75%, 4/1/2013	2,090,000		2,157,089

Hyattsville, Special Obligation

(University Town Center Project)
5.60%, 7/1/2024	1,500,000		1,541,535

Maryland Health and Higher Educational Facilities Authority,
Revenue (John Hopkins Medical Institutions Utilities
Program Issue) 5%, 5/15/2037	5,000,000		5,126,800

Montgomery County Housing Opportunities Commission, SFMR
5%, 7/1/2036	2,500,000	b	2,502,725

Massachusetts--.6%

Massachusetts Development Finance Agency, Revenue
(Credit Housing - Chelsea Homes)
5%, 12/15/2024	1,200,000		1,217,856

Massachusetts Housing Finance Agency,
SFHR 7.125%, 6/1/2025	60,000		60,061

Michigan--2.5%

Grand Traverse County Building Authority, GO
5%, 5/1/2025 (Insured; MBIA)	1,070,000		1,105,224

Kalamazoo Hospital Finance Authority,
Hospital Facility Revenue
(Burgess Medical Center)
6.25%, 6/1/2014 (Insured; FGIC)	1,000,000		1,164,900

Livingston County
(Marion Sanitary Sewer Systems Number 1)
5.125%, 6/1/2007	2,100,000	a	2,156,301

Michigan Municipal Bond Authority, Revenue
(Local Government Loan Program)
6.125%, 12/1/2018 (Insured; FGIC)	750,000		759,135

Mississippi--.7%

Mississippi Development Bank, Special Obligation
(Waveland, GO Public Improvement Bond Project)
5%, 11/1/2020 (Insured; AMBAC)	1,315,000		1,387,036

Missouri--3.1%

Cape Girardeau County Industrial Development
Authority, MFHR (Cape La Croix)
6.40%, 6/20/2031 (Collateralized; GNMA)	1,245,000		1,278,080

Curators of the University of Missouri,
Systems Facilities Revenue
5%, 11/1/2021	1,605,000		1,697,673

Missouri Housing Development Commission, MFHR:
5.25%, 12/1/2016 (Collateralized; FHA)	1,690,000		1,754,220
5.375%, 12/1/2018 (Collateralized; FHA)	1,545,000		1,612,949

Montana--2.2%

Montana Board of Housing,
Single Family Mortgage
5.60%, 12/1/2023	2,200,000		2,269,762

Montana Board of Regents, Higher Education Revenue
(Montana State University):
5%, 11/15/2020 (Insured; AMBAC)	1,210,000		1,283,943
5%, 11/15/2021 (Insured; AMBAC)	950,000		1,005,148

Nebraska--1.2%

Municipal Energy Agency of Nebraska,
Power Supply System Revenue
5.25%, 4/1/2016 (Insured; AMBAC)	2,305,000		2,483,845

New Hampshire--2.3%

New Hampshire Higher Educational and Health
Facilities Authority, HR
(Androscoggin Valley Hospital)
5.75%, 11/1/2017	1,475,000		1,533,071

New Hampshire Housing Finance Authority:
Mortgage Revenue
6.85%, 7/1/2014	10,000		10,034
Multi-Family Revenue:
5.05%, 7/1/2012	1,175,000		1,205,056
5.15%, 7/1/2013	1,815,000		1,858,161

New Jersey--.6%

New Jersey Turnpike Authority, Turnpike Revenue:
6.50%, 1/1/2016	750,000		880,222
6.50%, 1/1/2016	65,000		76,286
6.50%, 1/1/2016	185,000		216,182

New Mexico--.8%

New Mexico Finance Authority,
Court Facilities Fee Revenue
5%, 6/15/2011 (Insured; MBIA)	1,500,000	a	1,595,325

New York--2.3%

New York City Municipal Water Finance Authority,
Water and Sewer System Revenue
5.125%, 6/15/2021 (Insured; MBIA)	2,000,000		2,067,480

New York State Thruway Authority:
(Highway and Bridge Trust Fund)
5%, 4/1/2008 (Insured; FGIC)	1,000,000	a	1,046,560
(State Personal Income Tax Revenue-Transportation)
5%, 3/15/2020 (Insured; MBIA)	1,575,000		1,666,114

North Carolina--4.1%

North Carolina Housing Finance Agency
(Home Ownership)
5.875%, 7/1/2031	8,050,000		8,320,480

Ohio--4.8%

Village of Groveport, Income Tax Receipt
(Special Obligations):
5%, 12/1/2017 (Insured; MBIA)	3,285,000		3,481,837
5%, 12/1/2018 (Insured; MBIA)	1,000,000		1,058,480

Lorain, Hospital Improvement Revenue
(Lakeland Community Hospital, Inc.)
6.50%, 11/15/2012	710,000		743,640

Ohio Water Development Authority,
Water Development Revenue
(Fresh Water Improvement)	3,000,000		3,034,290
4.75%, 12/1/2027

Sharonville 5.25%, 6/1/2017 (Insured; FGIC)	1,480,000		1,595,914

Oregon--1.5%

Oregon Bond Bank, Revenue
(Economic Community Development Department)
5.50%, 1/1/2014 (Insured; MBIA)	1,190,000		1,260,698

Oregon Housing and Community Services
Department, SFMR (Mortgage Program)
6.45%, 7/1/2026	290,000		296,084

Sweet Home School District Number 55,
Linn County, GO
5.50%, 6/15/2011 (Insured; FSA)	1,375,000	a	1,503,727

Pennsylvania--5.5%

Dauphin County General Authority,
Office and Parking Revenue (Riverfront Office)
6%, 1/1/2025	2,000,000		1,848,280

Ephrata Area School District
5%, 4/15/2013 (Insured; FGIC)	150,000		159,921

Pennsylvania Housing Finance Agency,
Capital Fund Securitization Revenue
5%, 12/1/2025 (Insured; FSA)	5,000,000		5,165,000

Philadelphia Hospitals and Higher Education
Facilities Authority, Revenue
(Jefferson Health Systems)
5%, 5/15/2011	1,410,000		1,460,436

Washington County Industrial Development
Authority, PCR (West Penn Power Co.)
6.05%, 4/1/2014 (Insured; AMBAC)	2,500,000		2,555,825

Tennessee--.5%

Sullivan County Industrial Board, Revenue
6.35%, 7/20/2027 (Collateralized; GNMA)	1,000,000		1,031,010

Texas--5.4%

Austin, Utility System Revenue
5.125%, 11/15/2016 (Insured; FSA)	2,000,000		2,060,920

Austin Convention Enterprises Inc.,
Convention Center Hotel First Tier Revenue
6.60%, 1/1/2021	1,500,000		1,588,245

Crosby Independent School District
(Permanent School Fund Guaranteed)
Zero Coupon, 2/15/2017	1,655,000		1,001,507

Dallas 5.25%, 2/15/2009	1,000,000	a	1,054,330

Little Elm Independent School District

(Permanent School Fund Guaranteed)
Zero Coupon, 8/15/2022	1,285,000	528,225

Mesquite Independent School District,
Tax and School Building
(Permanent School Fund Guaranteed)
Zero Coupon, 8/15/2028	4,675,000	1,458,553

North Harris Montgomery Community College
District 5.375%, 2/15/2017 (Insured; FGIC)	1,945,000	2,092,275

Wylie Independent School District,
Tax School Building
(Permanent School Fund Guaranteed)
Zero Coupon, 8/15/2024	3,500,000	1,369,410

Vermont--1.5%

Vermont Municipal Bond Bank:
5%, 12/1/2017 (Insured; MBIA)	720,000	767,880
5%, 12/1/2022 (Insured; MBIA)	2,270,000	2,398,664

Virginia--2.2%

Hampton Redevelopment and Housing Authority,
Senior Living Association Revenue
5.875%, 7/20/2016 (Collateralized; GNMA)	1,825,000	1,882,560

Middle River Regional Jail Authority,
Jail Facility Revenue
5%, 5/15/2019 (Insured; MBIA)	1,200,000	1,272,828

Virginia Transportation Board,
Transportation Revenue
(U.S. Route 58 Corridor)
5%, 5/15/2017	1,300,000	1,375,075

Washington--.7%

Energy Northwest, Wind Project Revenue
5.875%, 1/1/2007	1,375,000 a	1,452,234

Seatac Local Option Transportation,
Tax Revenue
6.50%, 12/1/2013 (Insured; MBIA)	15,000	15,041

West Virginia--.5%

Pleasants County, PCR (West Penn Power Co.)
6.15%, 5/1/2015 (Insured; AMBAC)	1,000,000	1,015,010

Wisconsin--.5%

Housing Authority of the City of Mlwaukee,
MFHR (Veterans Housing Projects)
5.10%, 7/1/2022 (Collateralized; FNMA)	1,000,000	1,058,710

Total Investments (cost $198,365,392)	99.5%	204,045,969

Cash and Receivables (Net)	0.5%	1,006,005

Net Assets	100.0%	205,051,974

Notes to Statements of Investments:

a These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by
U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b Purchased on delayed delivery basis.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS MUNICIPAL FUNDS, INC.

By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	January 23, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	January 23, 2006

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	January 23, 2006

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)